Warrant Liability (Tables)	9 Months Ended
Sep. 30, 2021
Warrant Liability [Abstract]
Schedule Of Change In Fair Value Of The Warrant Liabilities
The change in fair value of the warrant liabilities is summarized as follows:

	Private Placement Warrants	Public Warrants	Warrant Liabilities

January 13, 2021	$—	$—	$—
Initial measurement on March 25, 2021	9,020,019	8,776,387	17,796,406
Change in fair value	133,454	55,320	188,774

Fair value as of March 31, 2021	9,153,473	8,831,707	17,985,180
Initial measurement on April 13, 2021 of over-allotment	1,067,905	1,324,756	2,392,661
Change in fair value	(246,729)	182,497	(64,232)
Transfer to Level 1	—	(10,338,960)	(10,338,960)

Fair value as of June 30, 2021	9,974,649	—	9,974,649
	(3,267,923)	—	(3,267,923)

Fair Value as of September 30, 2021	6,706,726	—	6,706,726